Capital and reserve (Details Textual) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended				12 Months Ended
	Dec. 15, 2017	Mar. 12, 2012 CNY (¥) shares	Mar. 12, 2012 USD ($) shares	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Jul. 31, 2015 CNY (¥) ¥ / shares shares	Nov. 30, 2011 CNY (¥)	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 HKD ($)	Jun. 30, 2017 CNY (¥) shares	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2012 shares	Jun. 30, 2018 USD ($) shares	Jul. 31, 2015 $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Apr. 30, 2012 CNY (¥)	Jun. 30, 2011 CNY (¥)	Apr. 07, 2011 shares	Jul. 31, 2009	Dec. 31, 2001
Disclosure Of Capital and reserve [Line Items]
Number of shares authorised | shares		365,000,000	365,000,000					1,000,000,000		1,000,000,000	1,000,000,000		1,000,000,000		1,000,000,000	365,000,000			360,000,000
Number of ordinary share in exchange of each other share | shares						16								16
Par value per share | $ / shares														$ 0.0001
Number of instruments granted in share-based payment arrangement				480,000	480,000
Value of instruments granted in share-based payment arrangement				¥ 1,459	$ 229
Share deficit																		¥ 236
Proceeds from issuing shares								¥ 0		¥ 0	¥ 122,369
Share issue related cost											(9,551)
Par value of ordinary shares issued to public | ¥ / shares						¥ 28
Net proceeds from issuing shares						¥ 112,790
Contributed registered capital							¥ 41,000	82,800
Proceeds from contributions of non-controlling interests				¥ 1,459			32,906	32,906
Charge to deduct capital							8,094
Capital contribution								¥ 235,895		235,895
Description of annual appropriation for general reserve								general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of the PRC company’s registered capital	general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of the PRC company’s registered capital
General reserve								¥ 0		20,096
Education development reserve, percentage								25.00%	25.00%
Education development reserve								¥ 284,427		267,358
warrants [Member]
Disclosure Of Capital and reserve [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	1,242,256
American depositary shares [Member]
Disclosure Of Capital and reserve [Line Items]
Public offering price per share | $ / shares														$ 7
Issue of equity in number | shares						2,858,000								2,858,000
American depositary shares [Member] | warrants [Member]
Disclosure Of Capital and reserve [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	77,641
Issued capital [member]
Disclosure Of Capital and reserve [Line Items]
Share issue related cost											¥ 0
Issue of equity in number | shares						45,728,000								45,728,000
HailiangHK [Member]
Disclosure Of Capital and reserve [Line Items]
Proceeds from contributions of non-controlling interests								¥ 9	$ 10
Hailiang Education Investment Group Co Ltd [Member]
Disclosure Of Capital and reserve [Line Items]
Capital contribution										¥ 10,000							¥ 139,980
Independent Appraiser [Member] | Network 1 Financial Securities, Inc. [Member]
Disclosure Of Capital and reserve [Line Items]
Fair Value of Adjustment of Warrants						¥ 1,707
Maxida International Company Limited [Member]
Disclosure Of Capital and reserve [Line Items]
Increase (decrease) in number of ordinary shares issued | shares		5,000,000	5,000,000									18,864
Proceeds from issue of ordinary shares		¥ 18,867	$ 3,000
Proportion of equity interest held by third party		1.40%	1.40%
Foreign Language [Member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital								100.00%					100.00%
Tianma Experimental School [Member]
Disclosure Of Capital and reserve [Line Items]
Consideration transferred, acquisition-date fair value							6,000
Percentage of voting equity interests acquired																				80.00%
Financial assets recognised as of acquisition date							¥ 4,116
Percentage of Noncontrolling Interests Acquired							20.00%
Consideration For Acquisition Equity Interest | $													$ 110,000
Three Schools [Member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital							100.00%
Equity interest transferred , Cash Consideration																	¥ 139,800
Hailiang Experimental High School [Member]
Disclosure Of Capital and reserve [Line Items]
Consideration transferred, acquisition-date fair value							¥ 35,000
Percentage of voting equity interests acquired																					60.00%
Financial assets recognised as of acquisition date							¥ 28,790
Percentage of Noncontrolling Interests Acquired							40.00%